Intangible assets - Narrative (Details) - EUR (€)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Amortisation intangible assets other than goodwill		€ 1,000,000	€ 1,000,000
Intangible assets		50,381,000	46,608,000
Development cost
Intangible assets
Intangible assets		€ 49,958,000	46,143,000
Genio system, first-generation
Intangible assets
Remaining amortization period in years		10 years
Europe
Intangible assets
Discount rate		9.70%
United States
Intangible assets
Discount rate		10.50%
Research and development expenses
Intangible assets
Remaining amortization period in years	5 years
Gross value
Intangible assets
Additions		€ 4,739,000	8,085,000
Tax incentives relating to investments		168,000
Intangible assets		54,001,000	49,262,000	€ 41,664,000
Gross value | Development cost
Intangible assets
Additions		4,739,000	8,085,000
Intangible assets		53,410,000	48,671,000	€ 41,073,000
Gross value | Genio system, first-generation
Intangible assets
Intangible assets		11,400,000
Gross value | Genio system, second-generation
Intangible assets
Intangible assets		€ 42,000,000	€ 37,300,000